Average recorded investment and interest income recognized on impaired loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 940,877		$ 1,098,413
Impaired Financing Receivable Interest Income Accrual Method	35,540		38,964
Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	8,763		42,791
Impaired Financing Receivable Interest Income Accrual Method	469		1,245
Commercial Multi Family [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	4,196		15,849
Impaired Financing Receivable Interest Income Accrual Method	0		379
Commercial Real Estate Non Owner Occupied [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	79,418		95,461
Impaired Financing Receivable Interest Income Accrual Method	2,719		2,448
Commercial Real Estate Owner Occupied [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	120,671		144,115
Impaired Financing Receivable Interest Income Accrual Method	3,994		3,106
Commercial And Industrial Loans [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	131,895		104,736
Impaired Financing Receivable Interest Income Accrual Method	7,852		4,221
Commercial Real Estate Construction Financing Receivable Member | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	19,551		37,312
Impaired Financing Receivable Interest Income Accrual Method	0		0
Mortgages [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	448,874		514,671
Impaired Financing Receivable Interest Income Accrual Method	20,506		27,565
Legacy [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	2,920		12,957
Impaired Financing Receivable Interest Income Accrual Method	0		0
Finance Leases Portfolio Segment Member | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	2,747		3,822
Impaired Financing Receivable Interest Income Accrual Method	0		0
Consumer Loan [Member] | Consumer Credit Card Financing Receivable [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	42,345		40,044
Impaired Financing Receivable Interest Income Accrual Method	0		0
Consumer Loan [Member] | Home Equity Line of Credit [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,768		199
Impaired Financing Receivable Interest Income Accrual Method	0		0
Consumer Loan [Member] | Personal [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	74,593		82,687
Impaired Financing Receivable Interest Income Accrual Method	0		0
Consumer Loan [Member] | Consumer Loans Auto Financing Receivable [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,936		1,092
Impaired Financing Receivable Interest Income Accrual Method	0		0
Consumer Loan [Member] | Consumer Other Financing Receivable Member | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,200		2,677
Impaired Financing Receivable Interest Income Accrual Method	0		0
PUERTO RICO
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	882,212		958,417
Impaired Financing Receivable Interest Income Accrual Method	34,353		36,501
PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	8,763		42,791
Impaired Financing Receivable Interest Income Accrual Method	469		1,245
PUERTO RICO | Commercial Multi Family [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,539		8,356
Impaired Financing Receivable Interest Income Accrual Method	0		259
PUERTO RICO | Commercial Real Estate Non Owner Occupied [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	70,154		58,773
Impaired Financing Receivable Interest Income Accrual Method	2,719		2,225
PUERTO RICO | Commercial Real Estate Owner Occupied [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	114,893		125,091
Impaired Financing Receivable Interest Income Accrual Method	3,994		2,956
PUERTO RICO | Commercial And Industrial Loans [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	130,940		102,408
Impaired Financing Receivable Interest Income Accrual Method	7,852		4,206
PUERTO RICO | Commercial Real Estate Construction Financing Receivable Member | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	18,418		31,491
Impaired Financing Receivable Interest Income Accrual Method	0		0
PUERTO RICO | Mortgages [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	415,188		461,534
Impaired Financing Receivable Interest Income Accrual Method	19,319		25,610
PUERTO RICO | Legacy [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0		0
Impaired Financing Receivable Interest Income Accrual Method	0		0
PUERTO RICO | Finance Leases Portfolio Segment Member | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	2,747		3,822
Impaired Financing Receivable Interest Income Accrual Method	0		0
PUERTO RICO | Consumer Loan [Member] | Consumer Credit Card Financing Receivable [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	42,345		40,044
Impaired Financing Receivable Interest Income Accrual Method	0		0
PUERTO RICO | Consumer Loan [Member] | Home Equity Line of Credit [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0		0
Impaired Financing Receivable Interest Income Accrual Method	0		0
PUERTO RICO | Consumer Loan [Member] | Personal [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	74,593		82,687
Impaired Financing Receivable Interest Income Accrual Method	0		0
PUERTO RICO | Consumer Loan [Member] | Consumer Loans Auto Financing Receivable [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,884		1,003
Impaired Financing Receivable Interest Income Accrual Method	0		0
PUERTO RICO | Consumer Loan [Member] | Consumer Other Financing Receivable Member | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	748		417
Impaired Financing Receivable Interest Income Accrual Method	0		0
UNITED STATES
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	58,665	[1]	139,996
Impaired Financing Receivable Interest Income Accrual Method	1,187	[1]	2,463
UNITED STATES | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	[1]	0
Impaired Financing Receivable Interest Income Accrual Method	0	[1]	0
UNITED STATES | Commercial Multi Family [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	2,657	[1]	7,493
Impaired Financing Receivable Interest Income Accrual Method	0	[1]	120
UNITED STATES | Commercial Real Estate Non Owner Occupied [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	9,264	[1]	36,688
Impaired Financing Receivable Interest Income Accrual Method	0	[1]	223
UNITED STATES | Commercial Real Estate Owner Occupied [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	5,778	[1]	19,024
Impaired Financing Receivable Interest Income Accrual Method	0	[1]	150
UNITED STATES | Commercial And Industrial Loans [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	955	[1]	2,328
Impaired Financing Receivable Interest Income Accrual Method	0	[1]	15
UNITED STATES | Commercial Real Estate Construction Financing Receivable Member | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,133	[1]	5,821
Impaired Financing Receivable Interest Income Accrual Method	0	[1]	0
UNITED STATES | Mortgages [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	33,686	[1]	53,137
Impaired Financing Receivable Interest Income Accrual Method	1,187	[1]	1,955
UNITED STATES | Legacy [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	2,920	[1]	12,957
Impaired Financing Receivable Interest Income Accrual Method	0	[1]	0
UNITED STATES | Finance Leases Portfolio Segment Member | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	[1]	0
Impaired Financing Receivable Interest Income Accrual Method	0	[1]	0
UNITED STATES | Consumer Loan [Member] | Consumer Credit Card Financing Receivable [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	[1]	0
Impaired Financing Receivable Interest Income Accrual Method	0	[1]	0
UNITED STATES | Consumer Loan [Member] | Home Equity Line of Credit [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,768	[1]	199
Impaired Financing Receivable Interest Income Accrual Method	0	[1]	0
UNITED STATES | Consumer Loan [Member] | Personal [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	[1]	0
Impaired Financing Receivable Interest Income Accrual Method	0	[1]	0
UNITED STATES | Consumer Loan [Member] | Consumer Loans Auto Financing Receivable [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	52	[1]	89
Impaired Financing Receivable Interest Income Accrual Method	0	[1]	0
UNITED STATES | Consumer Loan [Member] | Consumer Other Financing Receivable Member | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	452	[1]	2,260
Impaired Financing Receivable Interest Income Accrual Method	$ 0	[1]	$ 0

[1]	Excludes impaired loans from discontinued operations.